Income Taxes - Schedule of components of income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred
Federal	$ 16	$ (20)
State	4	(7)
Foreign	(328)	(1,075)
Deferred income tax expense (benefit)	(308)	(1,102)
Current
Federal	(18)	43
State	11	19
Foreign	202	312
Current income tax expense (benefit)	195	374
Income tax benefit	$ (113)	$ (728)